Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Future Annual Operating Lease Obligations	Minimum future annual operating lease obligations are as follows for the years ending December 31:

2014	$130,117
2015	77,117

$207,234